Accounts receivable - Summary of Accounts Receivable (Details) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 01, 2018	Jun. 30, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Insurance receivables		$ 1,499,000	$ 204,000
Freight and time charter receivables		237,000	22,000
Other receivables		1,241,000	786,000
Accounts receivable		56,469,000	69,718,000
Navig8 Group Pools [Member]
Disclosure of transactions between related parties [line items]
Freight and time charter receivables		72,000	17,000
Other related parties [member]
Disclosure of transactions between related parties [line items]
Related party receivables		53,420,000	68,689,000
Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		30,800,000	33,288,000
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		13,720,000	24,563,000
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		3,895,000	3,705,000
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		3,785,000	4,559,000
Other related parties [member] | Scorpio Aframax Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		0	63,000
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Related party receivables		1,220,000	2,511,000
Commission on gross revenue, per charter fixture	0.85%
Impairment loss recognised in profit or loss, trade receivables		$ 0	$ 0